OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other Accounts Payable
Employee and payroll accruals		$ 1,139	$ 972
Accrued expenses		2,899	2,266
Tax payable		18
Liabilities to related parties (1)	[1]	236	102
Lease liabilities		500	429
Other accounts payable		$ 4,792	$ 3,769

[1]	A current non-interest bearing account.